Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001303523
Registrant Name	British American Tobacco p.l.c.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES